RISKS AND UNCERTAINTIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 100
EBP, Risk and Uncertainty [Line Items]
Concentration of investments to total	$ 85,436,715	$ 111,961,586